Investments in equity-accounted Investees - Schedule of Joint Ventures (Detail) - Joint ventures [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in equity-accounted Investees [Line Items]
The Company's share of profits (losses) of joint ventures	$ (45,958)	$ 3,722	$ (12,693)
The Company's share of other comprehensive loss of joint ventures	0	0	0
The Company's share of total comprehensive income (loss) of joint ventures	$ (45,958)	$ 3,722	$ (12,693)